Income Taxes - Components of Earnings (Losses) from Continuing Operations Before Income Taxes and Noncontrolling Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
United States	$ 1,241,117	$ 407,666	$ 1,104,664
Foreign	57,542	(165,800)	42,624
Earnings before income taxes and noncontrolling interests	$ 1,298,659	$ 241,866	$ 1,147,288